Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Lease rental income	$ 600,873	$ 619,760	$ 612,704
Percent of Total, Lease rental income	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 302,709	$ 329,567	$ 319,286
Percent of Total, Lease rental income	50.40%	53.20%	52.10%
Percent of Total, Management fees	0.20%	0.40%	0.10%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	53.10%	60.20%	51.80%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 266,431	$ 255,495	$ 255,753
Percent of Total, Lease rental income	44.30%	41.20%	41.70%
Percent of Total, Management fees	45.50%	30.80%	24.50%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 29,391	$ 31,786	$ 34,053
Percent of Total, Lease rental income	4.90%	5.10%	5.60%
Percent of Total, Management fees	0.20%	4.50%	23.10%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 2,342	$ 2,912	$ 3,612
Percent of Total, Lease rental income	0.40%	0.50%	0.60%
Percent of Total, Management fees	1.00%	4.10%	0.50%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 9,678	$ 15,239	$ 16,879
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	5,271	7,590	8,529
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	11	28	7
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	2,797	4,576	4,418
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	2,397	2,334	2,089
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	9	342	1,970
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 57	$ 310	$ 45